Cover	Aug. 16, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 16, 2021
Entity File Number	1-36598
Entity Registrant Name	CELLECTAR BIOSCIENCES, INC.
Entity Central Index Key	0001279704
Entity Tax Identification Number	04-3321804
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 Campus Drive
Entity Address, City or Town	Florham Park
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07932
City Area Code	608
Local Phone Number	441-8120
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.00001
Trading Symbol	CLRB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false